Debt Issuance Costs - Schedule of Debt Issuance Cost Account (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Issuance Costs - Schedule Of Debt Issuance Cost Account Details
Debt issuance costs Beginning Balance	$ 0	$ 13,917
Cash paid as fees for debt arrangements	0	5,000
Amortization of debt issuance costs	0	(18,917)
Debt issuance costs Ending Balance	$ 0	$ 0